Fair Value - Estimated Fair Values of Financial Instruments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets Liabilities Quantitative Information [Line Items]
Financial Instruments-Assets Loans Carrying Amount	$ 179,908,825	$ 173,577,565
Financial Instrument-Liabilities Deposits Carrying Amount	195,800,961	187,823,037
Financial Instrument-Liabilities Federal Home Loan Bank advances Carrying Amount	7,750,000	7,750,000
Carrying Amount [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Financial Instruments-Assets Loans Carrying Amount	179,909,000	173,578,000
Financial Instrument-Liabilities Deposits Carrying Amount	195,801,000	187,823,000
Financial Instrument-Liabilities Federal Home Loan Bank advances Carrying Amount	7,750,000	7,750,000
Fair Value [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Financial Instruments-Assets Loans Fair Value	179,531,000	173,813,000
Financial Instrument-Liabilities Deposits Fair Value	171,649,000	180,777,000
Financial Instrument-Liabilities Federal Home Loan Bank advances Fair Value	8,100,000	8,291,000
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Financial Instruments-Assets Loans Fair Value
Financial Instrument-Liabilities Deposits Fair Value
Financial Instrument-Liabilities Federal Home Loan Bank advances Fair Value
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Financial Instrument-Liabilities Deposits Fair Value	171,649,000	180,777,000
Financial Instrument-Liabilities Federal Home Loan Bank advances Fair Value	8,100,000	8,291,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Financial Instruments-Assets Loans Fair Value	$ 179,531,000	$ 173,813,000